Fair Value of Financial Assets and Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value
As of December 31, 2020 and June 30, 2021, the Company’s cash equivalents consisted of money market funds, classified as Level 1 financial assets, as these assets are valued using quoted market prices in active markets without any valuation adjustment (in thousands).

	Fair Value Measurement as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$50,219	$—	$—	$50,219

	$50,219	$—	$—	$50,219

	Fair Value Measurement as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$137,615	$—	$—	$137,615

	$137,615	$—	$—	$137,615

As of December 31, 2019 and 2020, the Company’s cash equivalents consisted of money market funds, classified as Level 1 financial assets, as these assets are valued using quoted market prices in active markets without any valuation adjustment (in thousands).

	Fair Value Measurement as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$27,593	$—	$—	$27,593

	$27,593	$—	$—	$27,593

	Fair Value Measurement as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$50,219	$—	$—	$50,219

	$50,219	$—	$—	$50,219